SPECIAL (GAINS) AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring Reserve:
Special (gains) and charges

MILLIONS	2014	2013	2012
Cost of sales
Restructuring charges	$13.9	$6.6	$22.7
Recognition of inventory fair value step-up	0.4	36.6	71.2
Subtotal	14.3	43.2	93.9
Special (gains) and charges
Restructuring charges	69.2	83.4	116.6
Champion acquisition and integration costs	19.9	49.7	18.3
Nalco merger and integration costs	8.5	18.6	70.9
Venezuela currency devaluation	—	23.2	—
Gain on sale of businesses, litigation activity, settlements and other gains	(28.8)	(3.6)	(60.1)
Subtotal	68.8	171.3	145.7
Operating income subtotal	83.1	214.5	239.6

Interest expense, net
Acquisition debt costs	—	2.5	1.1
Debt extinguishment costs	—	—	18.2
Subtotal	—	2.5	19.3
Net income attributable to noncontrolling interest
Venezuela currency devaluation	—	(0.5)	—
Recognition of inventory fair value step-up	—	—	(4.5)
Subtotal	—	(0.5)	(4.5)
Total special (gains) and charges	$83.1	$216.5	$254.4

Energy Restructuring Plan
Restructuring Reserve:
Restructuring charges and subsequent activity

	Energy Restructuring Plan
	EMPLOYEE
	TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	TOTAL
2013 Activity
Recorded expense and accrual	$22.9	$3.6	$0.9	$27.4
Cash payments	(16.7)	—	(0.8)	(17.5)
Non-cash charges	—	(3.6)	—	(3.6)
Effect of foreign currency translation	0.6	—	—	0.6
Restructuring liability, December 31, 2013	6.8	—	0.1	6.9

2014 Activity
Recorded expense and accrual	7.9	0.6	1.0	9.5
Cash payments	(12.9)	—	(1.0)	(13.9)
Non-cash charges	—	(0.6)	—	(0.6)
Effect of foreign currency translation	0.2	—	—	0.2
Restructuring liability, December 31, 2014	$2.0	$—	$0.1	$2.1

Combined Plan
Restructuring Reserve:
Restructuring charges and subsequent activity

	Combined Plan
	EMPLOYEE
	TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	TOTAL
2011-2013 Activity
Recorded net expense and accrual	$248.2	$(1.2)	$30.7	$277.7
Net cash payments	(182.2)	9.1	(19.1)	(192.2)
Non-cash net charges	—	(7.9)	(4.3)	(12.2)
Effect of foreign currency translation	(0.1)	—	—	(0.1)
Restructuring liability, December 31, 2013	65.9	—	7.3	73.2

2014 Activity
Recorded net expense and accrual	60.6	—	12.9	73.5
Net cash payments	(60.2)	2.6	(11.2)	(68.8)
Non-cash net charges	—	(2.6)	—	(2.6)
Effect of foreign currency translation	(1.8)	—	—	(1.8)
Restructuring liability, December 31, 2014	$64.5	$—	$9.0	$73.5